GENERAL AND ADMINISTRATIVE EXPENSES - Schedule of General and Administrative Expenses (Details) - USD ($)	12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2023
General and Administrative Expense [Abstract]
Employee compensation and benefits	$ 1,328,034	$ 2,189,705
Consulting expenses	1,712,829	1,573,023
Amortization expenses	154,582	154,758
Depreciation expenses	213,134	162,335
Entertainment expenses	81,314	117,885
Sales tax	107,309	141,000
Other expenses	548,067	490,397
Total	$ 4,145,269	$ 4,829,103	$ 5,144,340